Income Taxes (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Summary of deferred tax assets
Net operating loss carryforwards	$ 2,174,231	$ 2,058,644	$ 3,742,000	$ 3,421,000
Accruals and reserves	261,000	301,000	84,000	84,000
Credits	106,000	106,000
Total assets	2,541,231	2,465,644	3,826,000	3,505,000
Depreciation	(15,000)	(15,000)	(33,000)	(33,000)
Section 481 adjustment	(1,256,230)	(1,347,000)	(1,796,000)	(1,796,000)
Intangible assets	(3,423,657)	(3,478,000)
Valuation allowance			(1,997,000)	(1,676,000)
Total liabilities	(4,694,887)	(4,840,000)	(3,826,000)	(3,505,000)
Net deferred tax liabilities	$ (2,153,656)	$ (2,374,356)